Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Non-Controlling Interest in Subsidiaries

Name	Principal activity	Country of incorporation	Economic ownership interest held by non-controlling interest

Republic Cement & Building Materials, Inc.	Manufacture, development and	Philippines	45%
and Republic Cement Land & Resources , Inc.	sale of cement and building materials

Schedule of Summarized Financial Information of Non Controlling Interest
The following is summarised financial information for RCBM and RCLR prepared in accordance with IFRS 12
Disclosure of Interests in Other Entities
. This information is before intragroup eliminations with other Group companies.

Summarised financial information	2020 $m	2019 $m
Profit for the year	22	21

Current assets	250	213
Non-current assets	1,754	1,690
Current liabilities	(181)	(209)
Non-current liabilities	(984)	(923)
Net assets	839	771

Cash flows from operating activities	38	67